Acquisitions (Details) - Schedule of Purchase Price - USD ($)		6 Months Ended		12 Months Ended
	Jan. 06, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Acquisitions (Details) - Schedule of Purchase Price [Line Items]
Cash		$ 0	$ 2,000,000	$ 2,000,000	$ 0
Contingent earn-out payments		$ 302,000		$ 279,000
Apollo Business [Member]
Acquisitions (Details) - Schedule of Purchase Price [Line Items]
Cash	$ 2,000,000
Promissory note (see Note 7)	1,100,000
Contingent earn-out payments	410,000
Total	$ 3,510,000